UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:  USAA MUTUAL FUND, INC.
                                  10750 Robert F. McDermott Freeway
                                  San Antonio, Texas  78288

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

            Growth Fund                       Short-Term Bond Fund
            Aggressive Growth Fund            Growth & Income Fund
            Income Stock Fund                 Science & Technology Fund
            Income Fund                       First Start Growth Fund
            Money Market Fund                 Small Cap Stock Fund
            High-Yield Opportunities Fund     Intermediate-Term Bond Fund

3.   Investment Company Act File Number:  811-2429

     Securities Act File Number:  2-49560

4(a).Last day of the fiscal year for which this Form is filed:   July 31, 2000

4(b).Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
     Not Applicable

4(c).Check box if this is the last time the issuer will be filing this Form:
     Not Applicable.

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year in
           pursuant to section 24(f):                           $ 8,900,952,800

     (ii)  Aggregate price of securities
           redeemed or repurchased during the
           fiscal year:                       $ 7,689,731,564

     (iii) Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were not
           previously used to reduce
           registration fees payable to the
           Commission:                        $             0
                                               --------------

     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii):                       - $ 7,689,731,564
                                                                 --------------

     (v)   Net sales -- if Item 5(i) is
           greater than Item 5(iv)[subtract
           Item 5(iv) from Item 5(i)]:                          $ 1,211,221,236

     --------------------------------------------------------
     (vi)  Redemption credits available for   $             0
           use in future years -- if Item 5(i) -------------- is less than Item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:
     --------------------------------------------------------

     (vii) Multiplier for determining
           registration fee (See Instruction
           C.9):                                              x        0.000264
                                                                 --------------

     (viii)Registration fee due [multiply
           Item 5(v) by Item 5(vii)](enter "0"
           if no fee is due):                                 =         319,762
                                                                 ==============

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7.   Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year (see
     Instruction D):                                          + $           n/a
                                                                 --------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:             = $       319,762
                                                                 ==============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 19, 2000
                                      --------------------

                   Method of Delivery:

                                   X   Wire Transfer
                                 -----
                                       Mail or other means
                                 -----

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*
                                   -----------------------
                                   Sherron Kirk, Treasurer
                                   -----------------------

          Date:  September 20, 2000
               ----------------------

*  Please print the name and title of the signing officer below the signature.